Cover	Jul. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2022
Entity File Number	000-21202
Entity Registrant Name	Resonate Blends, Inc.
Entity Central Index Key	0000897078
Entity Tax Identification Number	58-1588291
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	26565 Agoura Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Calabasas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91302
City Area Code	571
Local Phone Number	888-0009
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false